Assets and liabilities held for sale (Details) $ in Thousands	1 Months Ended
Nov. 30, 2020 USD ($) ft²
HMS Assets
Assets and liabilities held for sale
Total consideration	$ 27,500
Area of divestiture of operations | ft²	22,000
Cash consideration	$ 25,000
Interest bearing Note due	2,500
Elevate, Takoma
Assets and liabilities held for sale
Total consideration	$ 2,000
Percentage of interest sold	100.00%